INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Jun. 30, 2021 yr
Core office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.90%
Terminal Capitalization Rate	5.60%
Investment Horizon (years)	12
Core office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.90%
Terminal Capitalization Rate	5.20%
Investment Horizon (years)	10
Core office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.60%
Terminal Capitalization Rate	5.70%
Investment Horizon (years)	10
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.60%
Terminal Capitalization Rate	3.80%
Investment Horizon (years)	10
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.60%
Terminal Capitalization Rate	7.00%
Investment Horizon (years)	10
Core retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%
Terminal Capitalization Rate	5.30%
Investment Horizon (years)	10
LP investments office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.60%
Terminal Capitalization Rate	7.10%
Investment Horizon (years)	7
LP investments retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.60%
Terminal Capitalization Rate	7.00%
Investment Horizon (years)	10
Mixed-use
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.20%
Terminal Capitalization Rate	5.10%
Investment Horizon (years)	10
Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.70%
Triple net lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%
Student housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.90%
Manufactured housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.60%
Directly-held real estate properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.90%
Terminal Capitalization Rate	6.20%
Investment Horizon (years)	9
Top of range | Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	500.00%
Bottom of range | Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	870.00%